RELATED PARTY TRANSACTIONS AND BALANCES (Details 3)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Bluemount Investment Fund Sp [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	109	2,105
Name of related parties	Bluemount Investment Fund SP
Balance nature	Trade receivables
Cyber Investment Fund Sp [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	12	6,237
Name of related parties	Cyber Investment Fund SP
Balance nature	Trade receivables
Global Strategy Fund Sp [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	3,979
Name of related parties	Global Strategy Fund SP
Balance nature	Trade receivables
Echo International Holdings Group Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited		6,444
Name of related parties	Echo International Holdings Group Limited
Balance nature	Dividend payables
Bluemount Group Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	26	26
Name of related parties	Bluemount Group Limited
Balance nature	Other receivables
Bluemount Investment Fund S P C [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	133	133
Name of related parties	Bluemount Investment Fund SPC
Balance nature	Other receivables
Bluemount Financial Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	1	1
Name of related parties	Bluemount Financial Holdings Limited
Balance nature	Other receivables
E C G O International Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	*	*
Name of related parties	ECGO International Limited
Balance nature	Loan
Yuk Cuisine Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	1,506	1,066
Name of related parties	Yuk Cuisine Limited
Balance nature	Other payables
Yuk Cuisine Hong Kong Limited [Member]
IfrsStatementLineItems [Line Items]
Yuk Cuisine (Hong Kong) Limited	250	250
Name of related parties	Yuk Cuisine (Hong Kong) Limited
Balance nature	Other payables